Quarterly Holdings Report
for
Fidelity® Canada Fund
January 31, 2023
CAN-NPRT1-0423
1.813011.118
Common Stocks - 99.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 1.2%
TELUS Corp.	521,300	11,232,702
Interactive Media & Services - 0.0%
VerticalScope Holdings, Inc. (a)	80,400	501,537
Media - 0.9%
Quebecor, Inc. Class A	352,400	8,226,330
Wireless Telecommunication Services - 1.6%
Rogers Communications, Inc. Class B (non-vtg.)	312,100	15,173,987
TOTAL COMMUNICATION SERVICES		35,134,556
CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.9%
Magna International, Inc. Class A (sub. vtg.)	128,500	8,342,287
Hotels, Restaurants & Leisure - 2.1%
Restaurant Brands International, Inc.	298,500	19,973,285
Multiline Retail - 2.6%
Dollarama, Inc.	406,700	24,321,611
Specialty Retail - 0.1%
Diversified Royalty Corp. (b)	588,500	1,441,892
Textiles, Apparel & Luxury Goods - 0.3%
Canada Goose Holdings, Inc. (a)(b)	98,800	2,389,526
TOTAL CONSUMER DISCRETIONARY		56,468,601
CONSUMER STAPLES - 8.2%
Beverages - 0.1%
GURU Organic Energy Corp. (a)(b)	324,600	683,086
Food & Staples Retailing - 7.9%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	1,037,900	47,396,042
Metro, Inc.	341,595	18,541,198
Neighbourly Pharmacy, Inc. (b)	127,378	1,930,942
North West Co., Inc.	254,100	6,920,885
		74,789,067
Personal Products - 0.2%
Jamieson Wellness, Inc. (c)	91,000	2,535,320
TOTAL CONSUMER STAPLES		78,007,473
ENERGY - 17.7%
Energy Equipment & Services - 1.0%
Computer Modelling Group Ltd.	531,800	2,474,046
Pason Systems, Inc.	540,900	6,414,943
		8,888,989
Oil, Gas & Consumable Fuels - 16.7%
Cameco Corp.	243,700	6,818,948
Canadian Natural Resources Ltd.	806,398	49,497,219
Enbridge, Inc.	521,900	21,369,443
Parkland Corp.	525,900	12,355,518
PrairieSky Royalty Ltd. (b)	1,479,018	25,410,809
Suncor Energy, Inc.	1,228,300	42,631,163
		158,083,100
TOTAL ENERGY		166,972,089
FINANCIALS - 27.9%
Banks - 16.4%
Royal Bank of Canada	774,300	79,236,924
The Toronto-Dominion Bank	1,091,600	75,527,185
		154,764,109
Capital Markets - 5.2%
Brookfield Asset Management Ltd. Class A (a)	469,001	15,312,016
Brookfield Corp. (Canada) Class A	587,406	21,853,066
TMX Group Ltd.	121,100	11,935,706
		49,100,788
Insurance - 6.3%
Definity Financial Corp.	388,713	10,473,384
Intact Financial Corp.	147,325	21,373,225
Sun Life Financial, Inc. (b)	558,100	28,044,467
		59,891,076
TOTAL FINANCIALS		263,755,973
HEALTH CARE - 0.8%
Health Care Providers & Services - 0.8%
Andlauer Healthcare Group, Inc.	137,800	5,004,319
dentalcorp Holdings Ltd. (a)	287,800	2,115,429
		7,119,748
INDUSTRIALS - 14.1%
Commercial Services & Supplies - 2.3%
GFL Environmental, Inc.	705,800	21,780,578
Professional Services - 2.4%
Thomson Reuters Corp.	190,900	22,709,144
Road & Rail - 9.4%
Canadian National Railway Co.	227,650	27,097,972
Canadian Pacific Railway Ltd.	780,062	61,570,111
		88,668,083
TOTAL INDUSTRIALS		133,157,805
INFORMATION TECHNOLOGY - 7.2%
IT Services - 1.9%
Shopify, Inc. Class A (a)	370,200	18,243,594
Software - 5.3%
ApplyBoard, Inc. (a)(d)(e)	1,677	107,831
ApplyBoard, Inc. (non-vtg.) (a)(d)(e)	414	26,620
Constellation Software, Inc.	20,100	35,511,989
Dye & Durham Ltd.	486,700	7,783,981
Enghouse Systems Ltd.	39,200	1,164,613
Open Text Corp.	161,828	5,428,119
		50,023,153
TOTAL INFORMATION TECHNOLOGY		68,266,747
MATERIALS - 13.1%
Chemicals - 3.6%
Nutrien Ltd.	407,381	33,722,102
Containers & Packaging - 1.3%
CCL Industries, Inc.:
Class A	25,900	1,211,736
Class B (b)	227,900	10,658,913
		11,870,649
Metals & Mining - 7.7%
Franco-Nevada Corp.	268,900	39,443,248
Lundin Mining Corp.	1,040,200	7,872,544
Wheaton Precious Metals Corp.	567,700	25,958,339
		73,274,131
Paper & Forest Products - 0.5%
Stella-Jones, Inc.	96,623	3,516,204
Western Forest Products, Inc.	1,447,683	1,545,008
		5,061,212
TOTAL MATERIALS		123,928,094
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Allied Properties (REIT)	216,000	4,818,218
Real Estate Management & Development - 0.0%
Information Services Corp.	15,300	261,947
TOTAL REAL ESTATE		5,080,165
TOTAL COMMON STOCKS (Cost $527,914,556)		937,891,251

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ApplyBoard, Inc.:
Series A1 (a)(d)(e)	2,063	132,651
Series A2 (a)(d)(e)	1,615	103,845
Series A3 (a)(d)(e)	92	5,916
Series D (a)(d)(e)	4,504	289,607
Series Seed (a)(d)(e)	617	39,673
(Cost $770,130)		571,692

Convertible Bonds - 0.3%
		Principal Amount (f)	Value ($)
COMMUNICATION SERVICES - 0.3%
Entertainment - 0.3%
Cineplex, Inc. 5.75% 9/30/25 (c) (Cost $2,326,343)	CAD	3,203,000	2,407,275

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (g)	876,116	876,292
Fidelity Securities Lending Cash Central Fund 4.38% (g)(h)	14,582,629	14,584,087
TOTAL MONEY MARKET FUNDS (Cost $15,460,379)		15,460,379

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $546,471,408)	956,330,597
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(10,924,015)
NET ASSETS - 100.0%	945,406,582

Currency Abbreviations
CAD	-	Canadian dollar

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,942,595 or 0.5% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $706,143 or 0.1% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ApplyBoard, Inc.	6/04/21 - 6/30/21	85,688

ApplyBoard, Inc. (non-vtg.)	6/30/21	44,290

ApplyBoard, Inc. Series A1	6/04/21	133,582

ApplyBoard, Inc. Series A2	6/04/21	104,573

ApplyBoard, Inc. Series A3	6/04/21	5,957

ApplyBoard, Inc. Series D	6/04/21	486,066

ApplyBoard, Inc. Series Seed	6/04/21	39,952

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	505,538	7,322,514	6,951,760	2,543	-	-	876,292	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	29,353,183	9,176,539	23,945,635	11,624	-	-	14,584,087	0.0%
Total	29,858,721	16,499,053	30,897,395	14,167	-	-	15,460,379

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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